1. Nature of Operations and Going Concern (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Nature Of Operations And Going Concern Details Narrative
Net Loss-Allocable to Common Shareholders	$ 3,630,719
Negative Cash Flows from Operations	$ 1,961,458